Interest and similar income	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Interest and similar income

31.	Interest and similar income

Interest and similar income in the consolidated income statement comprise interest accrued during the year on all financial assets with either an implicit or explicit return, calculated by applying the effective interest method, irrespective of the fair value measurement, and adjustments to income as a result of hedge accounting. Interest is recognized on a gross basis, without the deduction of withholding taxes.

The breakdown of the main items of interest and similar income earned in 2025, 2024 and 2023 is presented below:

Thousand of Reais	2025	2024	2023

Cash and balances with the Brazilian Central Bank	11,151,386	17,990,483	13,807,832
Loans and advances - Credit institutions	5,792,915	2,992,514	2,234,602
Loans and advances - Customers	100,075,356	75,859,217	81,330,804
Debt instruments	35,148,026	29,500,935	24,195,031
Pension Plans (note 21)	44,175	36,014	36,973
Other interest	10,282,781	10,804,315	6,677,465
Total	162,494,639	137,183,478	128,282,707